EMPLOYEE BENEFITS - Group's Provision for Employee Benefits (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Total present value of defined benefit obligations	€ 23,245	€ 24,611
Total provisions for employee benefits	84,159	91,024
Other provisions for employees
Disclosure of defined benefit plans [line items]
Total provisions for employee benefits	60,914	66,413
Italian employee severance indemnity (TFR)
Disclosure of defined benefit plans [line items]
Total present value of defined benefit obligations	22,641	23,783
Pension plans
Disclosure of defined benefit plans [line items]
Total present value of defined benefit obligations	€ 604	€ 828